Columbia Seligman Premium Technology Growth Fund, Inc.
First Quarter Report
March 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guaranteed	May Lose Value

Portfolio of Investments
Columbia Seligman Premium Technology Growth Fund, Inc., March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.6%
Issuer	Shares	Value ($)
Communication Services 14.3%
Entertainment 1.8%
Walt Disney Co. (The)	62,200	7,610,792
Warner Bros Discovery, Inc.(a)	233,850	2,041,511
Total		9,652,303
Interactive Media & Services 10.1%
Alphabet, Inc., Class A(a),(b)	134,220	20,257,825
Alphabet, Inc., Class C(a)	66,100	10,064,386
Match Group, Inc.(a)	56,400	2,046,192
Meta Platforms, Inc., Class A	24,050	11,678,199
Pinterest, Inc., Class A(a)	154,092	5,342,370
TripAdvisor, Inc.(a)	97,750	2,716,472
Total		52,105,444
Media 1.5%
Comcast Corp., Class A	180,144	7,809,242
Wireless Telecommunication Services 0.9%
T-Mobile US, Inc.	27,600	4,504,872
Total Communication Services		74,071,861
Consumer Discretionary 5.3%
Broadline Retail 4.9%
Amazon.com, Inc.(a)	66,600	12,013,308
eBay, Inc.	255,004	13,459,111
Total		25,472,419
Hotels, Restaurants & Leisure 0.4%
DoorDash, Inc., Class A(a)	15,400	2,120,888
Total Consumer Discretionary		27,593,307
Financials 6.6%
Financial Services 6.6%
Block, Inc., Class A(a)	23,550	1,991,859
Fiserv, Inc.(a)	38,865	6,211,404
Global Payments, Inc.	76,200	10,184,892
Shift4 Payments, Inc., Class A(a)	32,500	2,147,275
Visa, Inc., Class A	48,025	13,402,817
Total		33,938,247
Total Financials		33,938,247
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 0.0%
Biotechnology 0.0%
Eiger BioPharmaceuticals, Inc.(a)	3,692	18,460
Total Health Care		18,460
Industrials 2.5%
Electrical Equipment 2.2%
Bloom Energy Corp., Class A(a)	991,622	11,145,831
Ground Transportation 0.3%
Lyft, Inc., Class A(a)	94,400	1,826,640
Total Industrials		12,972,471
Information Technology 66.7%
Communications Equipment 2.3%
Arista Networks, Inc.(a)	7,254	2,103,515
F5, Inc.(a)	34,546	6,549,576
Juniper Networks, Inc.	27,534	1,020,410
Lumentum Holdings, Inc.(a)	47,283	2,238,850
Total		11,912,351
Electronic Equipment, Instruments & Components 1.3%
Advanced Energy Industries, Inc.	67,853	6,919,649
IT Services 2.6%
GoDaddy, Inc., Class A(a)	110,979	13,170,988
Semiconductors & Semiconductor Equipment 33.6%
Analog Devices, Inc.	32,794	6,486,325
Applied Materials, Inc.(b)	94,011	19,387,888
Broadcom, Inc.(b)	21,303	28,235,209
Lam Research Corp.(b)	30,707	29,834,000
Marvell Technology, Inc.	126,592	8,972,841
NVIDIA Corp.	21,923	19,808,746
NXP Semiconductors NV	31,900	7,903,863
ON Semiconductor Corp.(a)	118,900	8,745,095
Qorvo, Inc.(a)	32,075	3,683,172
Renesas Electronics Corp.	584,400	10,414,393
Semtech Corp.(a)	131,400	3,612,186
Skyworks Solutions, Inc.	4,300	465,776

Columbia Seligman Premium Technology Growth Fund, Inc.  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Seligman Premium Technology Growth Fund, Inc., March 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Synaptics, Inc.(a)	107,403	10,478,237
Teradyne, Inc.(b)	137,896	15,558,806
Total		173,586,537
Software 18.9%
Adeia, Inc.	323,825	3,536,169
ANSYS, Inc.(a)	5,000	1,735,800
Cerence, Inc.(a)	83,867	1,320,905
Dropbox, Inc., Class A(a)	388,835	9,448,691
Five9, Inc.(a)	32,800	2,037,208
Gen Digital, Inc.	487,248	10,914,355
Microsoft Corp.(b)	63,225	26,600,022
Oracle Corp.	91,610	11,507,132
Palo Alto Networks, Inc.(a)	18,533	5,265,781
RingCentral, Inc., Class A(a)	146,383	5,085,345
Salesforce, Inc.	16,287	4,905,319
Synopsys, Inc.(a)	19,135	10,935,653
Tenable Holdings, Inc.(a)	71,148	3,516,846
Verint Systems, Inc.(a)	33,100	1,097,265
Total		97,906,491
Technology Hardware, Storage & Peripherals 8.0%
Apple, Inc.(b)	107,800	18,485,544
Dell Technologies, Inc.	45,429	5,183,903
NetApp, Inc.	100,286	10,527,021
Western Digital Corp.(a)	104,128	7,105,695
Total		41,302,163
Total Information Technology		344,798,179
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.2%
Specialized REITs 2.2%
American Tower Corp.	27,610	5,455,460
Crown Castle, Inc.	54,367	5,753,660
Total		11,209,120
Total Real Estate		11,209,120
Total Common Stocks (Cost $269,227,883)		504,601,645

Money Market Funds 2.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(c),(d)	12,402,347	12,399,866
Total Money Market Funds (Cost $12,397,890)		12,399,866
Total Investments in Securities (Cost: $281,625,773)		517,001,511
Other Assets & Liabilities, Net		217,539
Net Assets		517,219,050
At March 31, 2024, securities and/or cash totaling $143,287,038 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
NASDAQ 100 Index	Morgan Stanley	USD	(250,089,253)	(137)	18,700.00	4/19/2024	(1,369,517)	(1,345,340)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at March 31, 2024.
Columbia Seligman Premium Technology Growth Fund, Inc.  | First Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Seligman Premium Technology Growth Fund, Inc., March 31, 2024 (Unaudited)
Notes to Portfolio of Investments (continued)
(d)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	17,080,770	34,350,348	(39,031,020)	(232)	12,399,866	574	223,891	12,402,347
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Seligman Premium Technology Growth Fund, Inc.  | First Quarter Report 2024

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT221_12_P01_(05/24)